Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2017
Segment and geographic information
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2015
Non-interest revenue	¥471,565	¥88,802	¥626,228	¥282,542	¥1,469,137
Net interest revenue	4,940	3,552	163,639	(61,777)	110,354

Net revenue	476,505	92,354	789,867	220,765	1,579,491
Non-interest expenses	314,675	60,256	707,671	174,815	1,257,417

Income before income taxes	¥161,830	¥32,098	¥82,196	¥45,950	¥322,074

Year ended March 31, 2016
Non-interest revenue	¥429,948	¥91,014	¥571,322	¥211,453	¥1,303,737
Net interest revenue	5,686	4,395	148,955	(46,401)	112,635

Net revenue	435,634	95,409	720,277	165,052	1,416,372
Non-interest expenses	308,003	58,743	704,872	158,905	1,230,523

Income before income taxes	¥127,631	¥36,666	¥15,405	¥6,147	¥185,849

Year ended March 31, 2017
Non-interest revenue	¥369,503	¥90,025	¥564,877	¥243,459	¥1,267,864
Net interest revenue	4,931	9,402	174,379	(59,995)	128,717

Net revenue	374,434	99,427	739,256	183,464	1,396,581
Non-interest expenses	299,642	57,094	577,809	145,857	1,080,402

Income before income taxes	¥74,792	¥42,333	¥161,447	¥37,607	¥316,179

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Year ended March 31
	2015	2016	2017
Net gain (loss) related to economic hedging transactions	¥15,120	¥6,370	¥(7,279)
Realized gain on investments in equity securities held for operating purposes	4,725	187	1,092
Equity in earnings of affiliates	42,235	32,727	32,342
Corporate items	(20,119)	(52,314)	(6,439)
Other(1)	3,989	19,177	17,891

Total	¥45,950	¥6,147	¥37,607

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2015	2016	2017
Net revenue	¥1,579,491	¥1,416,372	¥1,396,581
Unrealized gain (loss) on investments in equity securities held for operating purposes	24,685	(20,691)	6,616

Consolidated net revenue	¥1,604,176	¥1,395,681	¥1,403,197

Non-interest expenses	¥1,257,417	¥1,230,523	¥1,080,402
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,257,417	¥1,230,523	¥1,080,402

Income before income taxes	¥322,074	¥185,849	¥316,179
Unrealized gain (loss) on investments in equity securities held for operating purposes	24,685	(20,691)	6,616

Consolidated income before income taxes	¥346,759	¥165,158	¥322,795

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen

	Year ended March 31
	2015	2016	2017
Net revenue(1):
Americas	¥207,859	¥219,857	¥263,587
Europe	201,278	145,808	159,474
Asia and Oceania	86,746	78,700	67,278

Subtotal	495,883	444,365	490,339
Japan	1,108,293	951,316	912,858

Consolidated	¥1,604,176	¥1,395,681	¥1,403,197

Income (loss) before income taxes:
Americas	¥(27,575)	¥(32,042)	¥49,962
Europe	(23,455)	(67,384)	14,401
Asia and Oceania	34,594	19,806	23,746

Subtotal	(16,436)	(79,620)	88,109
Japan	363,195	244,778	234,686

Consolidated	¥346,759	¥165,158	¥322,795

	March 31
	2015	2016	2017
Long-lived assets:
Americas	¥146,758	¥129,308	¥125,222
Europe	88,928	76,589	66,167
Asia and Oceania	14,891	13,485	13,043

Subtotal	250,577	219,382	204,432
Japan	274,202	247,425	251,242

Consolidated	¥524,779	¥466,807	¥455,674

(1)	There is no revenue derived from transactions with a single major external customer.